PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,049	$ 1,047
Less: Accumulated depreciation	(525)	(469)
Property, plant and equipment, net	524	578
Investment Property [Member]
Property, Plant and Equipment [Line Items]
Subtotal	442	442
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	231	229
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	87	87
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	16	16
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	34	34
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 239	$ 239